Investment in Unconsolidated Affiliate - Additional Information (Detail) (USD $)				12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Joint Venture One Completed project Project	Dec. 31, 2011 Joint Venture One Development Projects Project
Schedule of Equity Method Investments [Line Items]
Ownership percentage in unconsolidated affiliate	15.00%	15.00%
Number of projects				1	2
Investment in unconsolidated affiliate	$ 3,267,491	$ 4,514,579	$ 2,551,343